OTHER EXPENSES	6 Months Ended
Sep. 30, 2021
OTHER EXPENSES
OTHER EXPENSES

12. OTHER EXPENSES

(a)  Other operating expenses

	Three months ended September 30,		Six months ended September 30,
	2021	2020	2021	2020
Amortization of intangible assets	$3,730	$4,026	$7,374	$8,618
Depreciation of property and equipment	980	1,647	1,782	4,334
Bad debt expense	3,692	11,662	11,110	23,602
Share-based compensation	417	3,430	1,027	4,122
	$8,819	$20,765	$21,293	$40,676

(b)  Employee expenses

	Three months ended September 30,		Six months ended September 30,
	2021	2020	2021	2020
Wages, salaries and commissions	$47,207	$50,086	$86,748	$99,830
Benefits	4,352	6,895	9,995	14,018
	$51,559	$56,981	$96,743	$113,848

Employee expenses of $17.0 million and $34.6 million are included in administrative expense and selling and marketing expenses, respectively, for the three months ended September 30, 2021. Compared to $17.2 million and $39.8 million, respectively, for the three months ended September 30, 2020. Employee expenses of $30.6 million and $66.1 million are included in administrative expense and selling and marketing expenses, respectively, for the six months ended September 30, 2021. Compared to $32.5 million and $81.3 million, respectively, for the six months ended September 30, 2020.